Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of May 2014
Collection Period Start	1-May-14	Distribution Date	16-Jun-14
Collection Period End	31-May-14	30/360 Days	30
Beg. of Interest Period	15-May-14	Actual/360 Days	32
End of Interest Period	16-Jun-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	1,147,511,472.10	1,104,740,936.64	0.7278252
Total Securities		1,517,865,698.77	1,147,511,472.10	1,104,740,936.64	0.7278252
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	137,530,967.73	123,513,733.42	0.6334038
Class A-2b Notes	0.281100%	400,000,000.00	282,114,805.60	253,361,504.45	0.6334038
Class A-3 Notes	0.610000%	360,000,000.00	360,000,000.00	360,000,000.00	1.0000000
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	109,825,000.00	1.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	14,017,234.31	51,574.11	71.8832529	0.2644826
Class A-2b Notes	28,753,301.15	70,491.09	71.8832529	0.1762277
Class A-3 Notes	0.00	183,000.00	0.0000000	0.5083333
Class A-4 Notes	0.00	67,725.42	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	42,770,535.46	372,790.62

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				15,735,498.54
Monthly Interest				5,090,365.62
Total Monthly Payments				20,825,864.16

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				660,494.92
Aggregate Sales Proceeds Advance				10,092,480.06
Total Advances				10,752,974.98

Vehicle Disposition Proceeds:
Reallocation Payments				14,322,538.00
Repurchase Payments				569,295.32
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				17,527,367.58
Excess Wear and Tear and Excess Mileage				73,924.06
Remaining Payoffs				0.00
Net Insurance Proceeds				881,512.34
Residual Value Surplus				280,939.63
Total Collections				65,234,416.07

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	13,058,768.00			869
Involuntary Repossession	307,823.00			18
Voluntary Repossession	130,712.00			9
Full Termination	807,253.00			49
Bankruptcy	17,982.00			2
Insurance Payoff		869,480.82		46
Customer Payoff			272,536.63	12
Grounding Dealer Payoff			11,978,160.36	604
Dealer Purchase			4,455,567.67	196
Total	14,322,538.00	869,480.82	16,706,264.66	1,805

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of May 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	56,973	1,295,958,780.27	7.00000%	1,147,511,472.10
Total Depreciation Received		(17,845,866.67)		(14,183,536.48)
Principal Amount of Gross Losses	(81)	(1,720,060.07)		(1,530,836.44)
Repurchase / Reallocation	(33)	(630,494.56)		(569,295.32)
Early Terminations	(345)	(6,845,299.52)		(5,943,569.09)
Scheduled Terminations	(1,158)	(22,894,666.10)		(20,543,298.13)
Pool Balance - End of Period	55,356	1,246,022,393.35		1,104,740,936.64

Remaining Pool Balance
Lease Payment				269,674,466.77
Residual Value				835,066,469.87
Total				1,104,740,936.64

III. DISTRIBUTIONS

Total Collections					65,234,416.07
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					65,234,416.07

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					566,003.63
3. Reimbursement of Sales Proceeds Advance					12,373,122.97
4. Servicing Fee:
Servicing Fee Due					956,259.56
Servicing Fee Paid					956,259.56
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					13,895,386.16

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					51,574.11

Class A-2 Notes Monthly Interest Paid					51,574.11
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					70,491.09

Class A-2 Notes Monthly Interest Paid					70,491.09
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					183,000.00

Class A-3 Notes Monthly Interest Paid					183,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of May 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,725.42

Class A-4 Notes Monthly Interest Paid	67,725.42
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	372,790.62
Total Note and Certificate Monthly Interest Paid	372,790.62
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	50,966,239.29

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	42,770,535.46

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	42,770,535.46
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	8,195,703.83

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of May 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		8,195,703.83
Gross Reserve Account Balance		30,963,689.31
Remaining Available Collections Released to Seller		8,195,703.83
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		13.19
Monthly Prepayment Speed		24%
Lifetime Prepayment Speed		78%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,435,842.76
Securitization Value of Defaulted Receivables and Casualty Receivables	1,530,836.44	81
Aggregate Defaulted and Casualty Gain (Loss)	(94,993.68)
Pool Balance at Beginning of Collection Period	1,147,511,472.10
Net Loss Ratio	-0.0083%

Cumulative Net Losses for all Periods	0.1402%	2,127,854.12

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	7,549,415.17	390
61-90 Days Delinquent	1,275,258.92	68
91-120+ Days Delinquent	444,047.95	22
Total Delinquent Receivables:	9,268,722.04	480
60+ Days Delinquencies as Percentage of Receivables	0.15%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	13,866,021.00	915
Securitization Value	14,669,443.18
Aggregate Residual Gain (Loss)	(803,422.18)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	65,904,353.54	4,153
Cumulative Securitization Value	69,608,287.03
Cumulative Residual Gain (Loss)	(3,703,933.49)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		16,958,780.35
Reimbursement of Outstanding Advance		12,373,122.97
Additional Advances for current period		10,092,480.06
Ending Balance of Residual Advance		14,678,137.44

Beginning Balance of Payment Advance		1,591,994.22
Reimbursement of Outstanding Payment Advance		566,003.63
Additional Payment Advances for current period		660,494.92
Ending Balance of Payment Advance		1,686,485.51

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of May 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No